Jun-12-03 03:46pm From-NEW YORK STOCK EXCHANGE +2126565893 T-061 P.002/005 F-549

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31712

NYSE

03056181

June 12, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
JUN 1 2 2003
1086

PROCESSED
JUN 13 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Omnicare Capital Trust I, Trust Preferred Income Equity Redeemable Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 12, 2003. Tentative listing date – June 13, 2003.

Sincerely,

[signature]

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